Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock Redeemable	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Other comprehensive Income	Total
Balance at Dec. 31, 2022		$ 2,400		$ (6,322,614)		$ (6,320,214)
Balance (in Shares) at Dec. 31, 2022		24,000,000
Stockholder distributions				(2,329,357)		(2,329,357)
Forgiveness of stockholder loans				(280,635)		(280,635)
Issuance of preferred and common shares, net of issuance costs	$ 3	$ 250	94,747			94,997
Issuance of preferred and common shares, net of issuance costs (in Shares)	25,000	2,500,000
Issuance of stock upon Business Combination		$ 537				537
Issuance of stock upon Business Combination (in Shares)		5,374,662
Assets and liabilities assumed from Special Purpose Acquisition Company (“SPAC”)			(94,747)	(667,963)		(762,710)
Net loss				(1,178,906)		(1,178,906)
Balance at Dec. 31, 2023	$ 3	$ 3,187		(10,779,475)		(10,776,288)
Balance (in Shares) at Dec. 31, 2023	25,000	31,874,662
Issuance of common shares		$ 3	249,997			250,000
Issuance of common shares (in Shares)		25,000
Net loss				(2,859,862)		(2,859,862)
Balance at Mar. 31, 2024	$ 3	$ 3,190	249,997	(13,639,337)		(13,386,150)
Balance (in Shares) at Mar. 31, 2024	25,000	31,899,662
Balance at Dec. 31, 2023	$ 3	$ 3,187		(10,779,475)		(10,776,288)
Balance (in Shares) at Dec. 31, 2023	25,000	31,874,662
Reversal of conversion of redeemable preferred shares	$ (2)	$ 185	(183)			2
Reversal of conversion of redeemable preferred shares (in Shares)	(18,500)	1,850,000
Issuance of common shares		$ 258	2,410,183			2,410,441
Issuance of common shares (in Shares)		2,575,000
Issuance of common shares to vendors		$ 20	159,129			159,149
Issuance of common shares to vendors (in Shares)		200,000
Fair value of share based compensation			22,810			22,810
Proceeds allocated to warrants			89,559			89,559
Stock issuance costs			(105,000)			(105,000)
Foreign currency translation gain (loss)					(6,696)	(6,696)
Net loss				(10,771,451)		(10,771,451)
Balance at Dec. 31, 2024	$ 1	$ 3,650	2,576,498	(21,550,926)	(6,696)	(18,977,474)
Balance (in Shares) at Dec. 31, 2024	6,500	36,499,662
Reversal of conversion of redeemable preferred shares	$ 2	$ (185)	183			(2)
Reversal of conversion of redeemable preferred shares (in Shares)	18,500	(1,850,000)
Share-based compensation			475,550			475,550
Issuance of common shares		$ 74	212,090			212,164
Issuance of common shares (in Shares)		736,000
Foreign currency translation gain (loss)					(3,757)	(3,757)
Net loss				(2,750,317)		(2,750,317)
Balance at Mar. 31, 2025	$ 3	$ 3,539	$ 3,264,321	$ (24,301,243)	$ (10,453)	$ (21,043,836)
Balance (in Shares) at Mar. 31, 2025	25,000	35,385,662